BORROWINGS - Corporate Borrowings composition of corporate borrowings (Details) $ in Millions	Dec. 31, 2020 USD ($) year	Aug. 11, 2020	Apr. 03, 2020	Dec. 31, 2019 USD ($) year
Disclosure of detailed information about borrowings [line items]
Estimated fair value	$ 2,448			$ 2,204
Add: Unamortized premiums	3			0
Less: Current portion	3			0
Total borrowings	$ 2,132			$ 2,100
Credit facilities
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)				2.90%
Term (years) | year	4			5
Notional amount	$ 0			$ 299
Estimated fair value	$ 0			299
Commercial paper
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	0.40%
Notional amount	$ 3			$ 0
Estimated fair value	$ 3
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.90%			4.10%
Term (years) | year	14			10
Notional amount	$ 2,140			$ 1,808
Estimated fair value	2,445			1,905
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount	2,143			2,107
Less: Unamortized financing fees	(11)			(7)
Less: Current portion	3			0
Total borrowings	$ 2,132			$ 2,100
Series 4 (C$150) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	5.80%			5.80%
Term (years) | year	16			17
Notional amount	$ 118			$ 115
Estimated fair value	$ 160			$ 142
Series 8 (C$400) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	0.00%			4.80%
Term (years) | year	0			2
Notional amount	$ 0			$ 308
Estimated fair value	$ 0			$ 324
Series 9 (C$400) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.80%			3.80%
Term (years) | year	4			5
Notional amount	$ 314			$ 308
Estimated fair value	$ 348			$ 322
Series 10 (C$500) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.60%			3.60%
Term (years) | year	6			7
Notional amount	$ 392			$ 384
Estimated fair value	$ 441			$ 400
Series 11 (C$475) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.30%		4.25%	4.30%
Term (years) | year	8			9
Notional amount	$ 373			$ 231
Estimated fair value	$ 442			$ 248
Series 12 (C$475) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.40%		3.38%	3.40%
Term (years) | year	9			10
Notional amount	$ 373			$ 231
Estimated fair value	$ 420			$ 232
Series 13 (C$300) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.30%			4.30%
Term (years) | year	29			30
Notional amount	$ 236			$ 231
Estimated fair value	$ 287			$ 237
Series 14 (C$425) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.30%	3.33%		0.00%
Term (years) | year	30			0
Notional amount	$ 334			$ 0
Estimated fair value	$ 347			$ 0